Leases - Contractual Future Lease Payments to be Received (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Sales-type and Direct Financing Leases
2024	$ 3,069
2025	2,182
2026	1,333
2027	690
2028	260
Thereafter	369
Total lease payments	7,903
Amounts representing interest	(664)
Lease receivables	7,239	$ 8,731
Operating Leases
2024	138
2025	110
2026	66
2027	42
2028	27
Thereafter	57
Total lease payments	$ 440